Description of the business and summary of significant accounting policies - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concesionaria
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Volaris Costa Rica
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Vuela, S.A.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Vuela El Salvador, S.A. de C.V.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Comercializadora Volaris, S.A. de C.V.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Servicios Earhart, S.A.
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Servicios Corporativos
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Servicios Administrativos
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Loyalty Program
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Viajes Vuela
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Deutsche Bank Mxico, S.A., Trust 1710
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Deutsche Bank Mxico, S.A., Trust 1711
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Irrevocable Administrative Trust number F/307750
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Irrevocable Administrative Trust number F/745291
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Irrevocable Administrative Trust number CIB/3081
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%